Loss per share - Basic and diluted loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Loss per share
Net loss for the period	£ (17,021)	£ (22,557)
Basic loss per share	£ (0.10)	£ (0.20)
Diluted loss per share	£ (0.10)	£ (0.20)
Weighted average issued shares	178,329,218	115,155,683
Adjusted weighted average issued shares	178,329,218	115,155,683